Series A preferred stock (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Maturities of Series A preferred Stock Redemptions

The following table provides the maturities of Series A preferred stock redemptions at December 31, 2024:

Series A
Preferred Stock
2025	$5,160,815
2026	5,160,815
2027	5,160,815
2028	-
2029 and thereafter	-
Total future undiscounted redemption payments	15,482,445
Less: Interest	(2,158,986)
Present value of redemption payments	13,323,459
Current portion	(5,160,815)
Long term portion	$8,162,644